UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

____ Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period

____________________ to ___________________

Date of Report (Date of earliest event reported) _____________________________

Commission File Number of securitizer: ____________________________

Central Index Key Number of securitizer: ___________________________

_______________________________________________________________________

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [_]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [_]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [_]

__X__ Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of securitizer: Not Applicable

Tidewater Auto Receivables Trust 2020-A
(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): 0001805137
Central Index Key Number of underwriter (if applicable): Not Applicable

Tony Agnelli, Director of Accounting and IT, (757) 579-6446
Name and telephone number, including area code, of the person to contact in connection with this filing

Item 2.01	Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer.

Attached as Exhibit 99.1 hereto is an agreed-upon procedures report, dated February 27, 2020, of Deloitte & Touche LLP, obtained by Tidewater Finance Company, which report sets forth the findings of Deloitte & Touche LLP.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Tidewater Auto Receivables Trust 2020-A (Issuer) By: Tidewater Finance Company, as contributor By: /s/ Tony Agnelli___________ Name: Tony Agnelli Title: Director of Accounting and IT

Date: February 28, 2020